SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior year correction		$ 0.0	$ (12.3)	$ 0.0
Current and deferred tax benefit		(38.1)
Net charge through surplus	$ 266.6	432.5	266.6	222.4		$ 287.0
Nonadmitted assets	64.8	$ 59.2	64.8
Equity Securities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage allocated		85.00%
Debt Securities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage allocated		15.00%
Minimum | Interest Rate
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Measurement input		0.035
Maximum | Interest Rate
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Measurement input		0.060
Corporate Joint Venture | Minimum
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, plant and equipment, useful life		40 years
Corporate Joint Venture | Maximum
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, plant and equipment, useful life		50 years
Unassigned Surplus (Deficit)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior year correction		$ 0.0	(12.3)	0.0
Net charge through surplus	(284.5)	$ (319.0)	$ (284.5)	$ (243.3)		$ (108.7)
Unassigned Surplus (Deficit) | Cumulative effect, period of adoption of principal based reserving, adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net charge through surplus					$ 0.0
Prior Year Correction
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current and deferred tax benefit	3.9
Prior Year Correction | Unassigned Surplus (Deficit)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior year correction	$ (12.3)